SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Detail) $ in Thousands	12 Months Ended
	Aug. 31, 2019 CNY (¥)	Aug. 31, 2018 CNY (¥)	Aug. 31, 2017 CNY (¥)	Aug. 31, 2019 USD ($)	Aug. 31, 2019 CNY (¥)	Aug. 31, 2018 USD ($)	Aug. 31, 2018 CNY (¥)	Aug. 31, 2016 CNY (¥)
Significant Accounting Policies [Line Items]
Cash and cash equivalents, restricted cash, and term deposits			¥ 1,896,662,000	$ 456,371	¥ 3,265,014,000	$ 442,263	¥ 3,164,081,000	¥ 362,451,000
Foreign currency translation exchange rate				7.1543	7.1543
Impairment loss of long lived assets	¥ 0	¥ 0	0
Goodwill impairment loss	0	0	0
Defined Contribution Retirement Schemes
Significant Accounting Policies [Line Items]
Defined contribution plan, other material obligation	0
Other Operating Income
Significant Accounting Policies [Line Items]
Government subsidies received	¥ 9,419,000	¥ 9,088,000	2,099,000
Maximum
Significant Accounting Policies [Line Items]
Lease period for land use rights (in years)	50 years
Minimum
Significant Accounting Policies [Line Items]
Lease period for land use rights (in years)	40 years
CNY
Significant Accounting Policies [Line Items]
Cash and cash equivalents, restricted cash, and term deposits					¥ 1,418,745,000		1,387,936,000
BGY Education Investment
Significant Accounting Policies [Line Items]
Cash and cash equivalents, restricted cash, and term deposits			¥ 791,626,000		¥ 993,183,000		¥ 901,964,000	¥ 362,263,000
BGY Education Investment | VIE
Significant Accounting Policies [Line Items]
Percentage of revenue contributed of combined revenue	82.00%	94.40%	99.40%
Percentage of assets accounted of audited consolidated assets				30.90%	30.90%	36.20%	36.20%
Percentage of liabilities accounted of audited consolidated liabilities				37.60%	37.60%	87.70%	87.70%
Assets held only to settle obligations					¥ 0